Cook Mayer Taylor
March 31, 1999
AMEX

Item 1
Name of Issuer
Item 2
Title of Class
Item 3
CUSIP
Number
Item 4
Fair Market
Value
Item 5
Shares of
Principal
Amount
Item 6
Investment
Discretion
Sole
Item 8
Voting Authority
Sole
Atlantis Plastics
COM
049156102
5,471,752
634,406
X
634,406
S&P Midcap 400 Dep Rec Spdrs
COM
595635103
1,954,378
28,350
X
28,350



7,426,130.00